                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   September 30, 2002
                                               -----------------------

Check here if Amendment                        [ ] Amendment Number :  _____
This Amendment (Check only one.):              [ ] is a restatement
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            -----------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            -----------------------------------
            New York, NY 10019
            -----------------------------------

Form 13F File Number:      28-06341
                              -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           -------------------------------------------
Title:     Chief Financial Officer
           -------------------------------------------
Phone:     212-457-8010
           -------------------------------------------

Signature, Place, and Date of Signing:

     /s/ BRIAN JACKELOW                New York, NY          November 12, 2002
------------------------------      -----------------     ----------------------
            (Signature)             (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          --------
Form 13F Information Table Entry Total:      2
                                          --------
Form 13F Information Table Value Total:     570   (thousands)
                                          --------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


            COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
            --------           --------    --------   -------- ------------------------  --------    --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                VALUE   SHRS OR                   INVESTMENT    OTHER   ---------------------
             NAME OF ISSUER     CLASS        CUSIP    (X1000)  PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
             --------------  ------------  ---------  -------  ------- ------  --------  ----------  --------  -------  ------  ----
QWEST COMMUNICATIONS
 INTL INC                    COMMON STOCK   749121959   270     1,000      SH      PUT      DEFINED      1       1,000     0      0

NORTHWESTERN CORP            COMMON STOCK   668074957   300     1,000      SH      PUT      DEFINED      1       1,000     0      0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.